Notes Payable (Details) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2024	Jan. 31, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Nov. 30, 2022
Notes Payable
Coupon rate (in percent)	10.00%
Promissory note - related party				$ 48,891,000	$ 15,043,019	$ 23,750,000	$ 28,911,394	$ 2,000,000
Promissory note - related party				29,637,300		11,455,940	4,160,277
Issuance costs				263,532			305,271
Repayment of notes payable				$ 24,338,861	$ 15,660,616	$ 18,626,081	$ 26,981,122	$ 208,373
Short-term loan agreement	$ 500,000
Term of repayment	100 days
Print and advertising expense raises with individual investor
Notes Payable
Maximum Revenue participation rights payable (in percent)			120.00%
Rate of return on initial investment (in percent)			20.00%
Promissory note - related party			$ 5,000,000
Promissory note - related party			5,000,000
Issuance costs			$ 300,000
P&A expense raises with institutional investors
Notes Payable
Maximum Revenue participation rights payable (in percent)							110.00%
Rate of return on initial investment (in percent)							10.00%
Promissory note - related party							$ 21,000,000
Issuance costs							0
Repayment of notes payable							17,000,000
Repayment of interest							$ 1,700,000
Print and advertising loan agreement
Notes Payable
Maximum borrowing capacity										$ 5,000,000
Coupon rate (in percent)	10.00%			10.00%					10.00%
Promissory note - related party	$ 3,000,000
Short-term loan agreement				$ 3,000,000
Short term note
Notes Payable
Coupon rate (in percent)		10.00%
Promissory note - related party		$ 300,000
Term of repayment		100 days